Contingent assets, liabilities & commitment (Details)	Dec. 07, 2023 MW appointee
Disclosure of contingent liabilities [line items]
Termination term, expected nameplate capacity threshold | MW	200
EDF JDA
Disclosure of contingent liabilities [line items]
Number of appointees from each party | appointee	2
Total equity capital investment percentage	75.00%
Termination after closing date, term	7 years
Proportion of ownership interest in joint venture	100.00%